INVESTMENTS IN UNCONSOLIDATED AFFILIATES	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED AFFILIATES	INVESTMENTS IN UNCONSOLIDATED AFFILIATES
As of June 30, 2025, Dole’s investments in unconsolidated affiliates were $138.1 million, of which $131.6 million represented equity method investments, and $6.5 million represented investments in which Dole does not have significant influence. As of December 31, 2024, Dole’s investments in unconsolidated affiliates were $129.3 million, of which $126.2 million represented equity method investments, and $3.1 million represented investments in which Dole does not have significant influence.
Dole’s consolidated net income includes its proportionate share of the net income or loss of equity method investments in affiliates. When Dole records its proportionate share of net income, it increases equity method earnings in the condensed consolidated statements of operations and the carrying value in that investment in the condensed consolidated balance sheets. Conversely, when Dole records its proportionate share of a net loss, it decreases equity method earnings in the condensed consolidated statements of operations and the carrying value in that investment in the condensed consolidated balance sheets. Cash dividends received from investments in which Dole does not have significant influence are recorded in other (expense) income, net, and have historically not been significant.
Transactions with Unconsolidated Affiliates
In the ordinary course of business, Dole enters into arm’s length transactions with unconsolidated affiliates, which include trading sales and purchases of goods and other supplies. From time to time, Dole also provides both seasonal and long-term loans to these affiliates, though these amounts have historically not been significant. The following table presents sales to and purchases from investments in unconsolidated affiliates for the three and six months ended June 30, 2025 and June 30, 2024:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

	(U.S. Dollars in thousands)
Sales	$20,886	$25,440	$53,329	$56,651
Purchases	47,014	41,277	81,409	75,899
The following tables presents amounts due from and to investments in unconsolidated affiliates as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$16,892	$26,053
Amounts due from investments in unconsolidated affiliates presented within other receivables	10,001	2,374
Amounts due from investments in unconsolidated affiliates presented within other assets	9,246	8,132
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(12,204)	(9,778)